UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland April 27, 2009

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	48

Form 13F Information Table Value Total:	73012

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abitibi Bowater Inc.           COM              003687100       25    45000 SH       SOLE                    45000
American Express Co.           COM              025816109     1205    88425 SH       SOLE                    88425
Amgen Inc.                     COM              031162100     2309    46620 SH       SOLE                    46620
Apple Inc.                     COM              037833100     2781    26454 SH       SOLE                    26454
Applied Materials Inc.         COM              038222105     1247   115960 SH       SOLE                   115960
Bristol-Myers Squibb Co.       COM              110122108     2136    97428 SH       SOLE                    97428
CIBER Inc.                     COM              17163B102      107    39248 SH       SOLE                    39248
CIT Group Inc.                 COM              125581108      114    40000 SH       SOLE                    40000
Capital One Financial Corp.    COM              14040H105      336    27420 SH       SOLE                    27420
Caterpillar Inc                COM              149123101      558    19940 SH       SOLE                    19940
Citigroup, Inc.                COM              172967101      259   102450 SH       SOLE                   102450
Computer Sciences Corp         COM              205363104     2197    59634 SH       SOLE                    59634
Conseco, Inc.                  COM              208464883       24    26400 SH       SOLE                    26400
Costco Wholesale Corp          COM              22160K105     3592    77550 SH       SOLE                    77550
Discover Financial Service     COM              254709108     1109   175758 SH       SOLE                   175758
DuPont de Nemours & Co.        COM              263534109     1509    67585 SH       SOLE                    67585
EMC Corporation                COM              268648102     2517   220780 SH       SOLE                   220780
Energy Transfer Partners       COM              29273R109     1247    33800 SH       SOLE                    33800
Exxon Mobil Corporation        COM              30231G102     3503    51442 SH       SOLE                    51442
Flextronics International Ltd. COM              Y2573F102     1508   521885 SH       SOLE                   521885
Gap Inc.                       COM              364760108     1200    92400 SH       SOLE                    92400
General Electric Co            COM              369604103     1479   146312 SH       SOLE                   146312
Hartford Financial Services    COM              416515104     1192   151850 SH       SOLE                   151850
Honeywell Intl Inc             COM              438516106     2037    73114 SH       SOLE                    73114
IBM Corp                       COM              459200101     4422    45640 SH       SOLE                    45640
Illinois Tool Works Inc.       COM              452308109      509    16505 SH       SOLE                    16505
Intel Corporation              COM              458140100     3250   216249 SH       SOLE                   216249
JPMorgan Chase & Co            COM              46625H100     2087    78531 SH       SOLE                    78531
Legg Mason                     COM              524901105      979    61555 SH       SOLE                    61555
Lowes Companies Inc.           COM              548661107     2616   143363 SH       SOLE                   143363
Micron Technology Inc          COM              595112103      811   199735 SH       SOLE                   199735
Microsoft Corporation          COM              594918104     1840   100188 SH       SOLE                   100188
Morgan Stanley                 COM              617446448     2846   125010 SH       SOLE                   125010
Motorola Inc.                  COM              620076109      438   103522 SH       SOLE                   103522
Nokia Corporation              COM              654902204     1469   125920 SH       SOLE                   125920
Pfizer Inc.                    COM              717081103     1513   111067 SH       SOLE                   111067
Seagate Technology             COM              G7945J104      206    34285 SH       SOLE                    34285
Smithfield Foods Inc           COM              832248108      854    90260 SH       SOLE                    90260
Telkonet, Inc.                 COM              879604106      200  1426700 SH       SOLE                  1426700
Teva Pharmaceutical            COM              881624209     2728    60553 SH       SOLE                    60553
Texas Instruments, Inc.        COM              882508104     2116   128150 SH       SOLE                   128150
Time Warner Inc                COM              887317303      378    19570 SH       SOLE                    19570
Verizon Communications, Inc.   COM              92343V104     3562   117963 SH       SOLE                   117963
Wells Fargo & Co               COM              949746101     1701   119477 SH       SOLE                   119477
Windstream Corporation         COM              97381W104     1789   221900 SH       SOLE                   221900
Wyndham Worldwide Corp         COM              98310W108      687   163560 SH       SOLE                   163560
eBay Inc.                      COM              278642103     1818   144775 SH       SOLE                   144775
Storage Computer Corp.                          86211A101        1   672775 SH       SOLE                   672775